Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	€ 18,111
Net book value	21,273	€ 18,111	€ 6
Ending Balance	21,273	18,111
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	11,785	17,161	6
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Net book value	1,186
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	305	157
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	7,997	793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	18,457	6
Additions during the year	11,054	18,451
Disposals	(52)
Sale and leaseback	(1,621)
Transfers during the year	(2,149)
Revaluation	708
Ending Balance	25,594	18,457
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	17,161	6
Additions during the year	9,191	17,155
Grant income	(803)
Disposals
Sale and leaseback	(8,294)
Transfers during the year	(2,149)
Revaluation
Ending Balance	15,106	17,161
Gross carrying amount [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions during the year	1,267
Grant income
Disposals
Sale and leaseback
Transfers during the year	70
Revaluation
Ending Balance	1,337
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	185
Additions during the year	274	185
Grant income
Disposals
Sale and leaseback
Transfers during the year	(70)
Revaluation
Ending Balance	389	185
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,111
Additions during the year	322	1,111
Grant income
Disposals	(52)
Sale and leaseback	6,673
Transfers during the year
Revaluation	708
Ending Balance	8,762	1,111
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(347)
Derecognition	8
Impairment charge	(3,321)
Transfers during the year
Ending Balance	(4,321)	(347)
Charge for year	(661)
Accumulated impairment [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Derecognition
Impairment charge	(3,321)
Transfers during the year
Ending Balance	(3,321)
Charge for year
Accumulated impairment [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Derecognition
Impairment charge
Transfers during the year	(10)
Ending Balance	(151)
Charge for year	(141)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(28)
Derecognition
Impairment charge
Transfers during the year	10
Ending Balance	(84)	(28)
Charge for year	(66)
Accumulated impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(319)
Derecognition	8
Impairment charge
Transfers during the year
Ending Balance	(765)	€ (319)
Charge for year	€ (454)